Equity Awards and Warrants - Liability Classified Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2023	Mar. 31, 2023	Jan. 31, 2023	Dec. 01, 2022	Nov. 30, 2022	Aug. 30, 2022	Jun. 30, 2022	May 31, 2022	Feb. 14, 2022	Feb. 04, 2022	May 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common shares, shares		5,500,000		71,100,000
Exercise price of share				$ 0.50
Liability Classified Warrants
Classified as liability due to lack of shares availability at issuance		$ 14,522
Classified as equity upon increase in availability		(23,123)
Classified as liability due to variable settlement term	$ 2,057
Classified as equity upon finalized settlement term	(2,212)
Loss on derivative due to change in fair market value	$ 155	$ 8,601	$ 8,800
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share	$ 0.75	$ 0.255	$ 0.75							$ 1.35			$ 1.00
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share	$ 0.45		$ 0.45							0.45			0.45
Private Equity Offering | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share													1.80
Private Equity Offering | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share													$ 0.40
Accredited Investors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common shares, shares				71.1									900,000
Accredited Investors | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share										1.00			$ 1.00
Accredited Investors | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share										$ 0.45			0.40
Private Warrant Exchange [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common shares, shares										7,900,000
Exercise price of share							$ 1.00
Private Warrant Exchange [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share													0.90
Private Warrant Exchange [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share													$ 0.21
Allotment to placement agent
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common shares, shares					10,700,000				19,400,000
Exercise price of share					$ 0.23			$ 0.40	$ 0.255	$ 0.255
Allotment to placement agent | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share		$ 0.306
Second Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common shares, shares									64,000,000.0
Exercise price of share									$ 0.306	$ 0.30
Stock Subscription Agreements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common shares, shares										5,000,000.0
Exercise price of share										$ 1.00
Surety Bond Backstop Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common shares, shares										15,000,000
Initial Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common shares, shares											15,000,000.0	15,000,000
Second Warrant Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share						$ 0.10
Second Warrant Member | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common shares, shares	7,500,000		7,500,000			7,500,000
Make-Whole Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common shares, shares											15,000,000.0	15,000,000
Four Good Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share										$ 0.20
Four Good Warrants | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share										$ 0.30